Pension Liabilities - Distribution by plan assets (Details) - Switzerland - Fair Value of Plan Assets - Defined-Benefit Pension Plan - SEK (kr) kr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Distribution by Plan Assets
Cash	kr 137	kr 205
Bonds	3,048	2,801
Mortgage loans	655	667
Shares	126	92
Real estate	901	760
Other investments	372	346
Total	5,238	4,871
Level 1
Distribution by Plan Assets
Bonds	kr 3,048	kr 2,801